CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Accumulated other comprehensive income (loss)	$ (61.3)	$ (41.7)
Income tax expense, fair value through other comprehensive income	0.0	0.0
Income tax expense (recovery), cash flow hedges - effective portion	3.0	4.4
Income tax expense, cash flow hedges - reclassified out of accumulated other comprehensive income	$ (6.6)	$ (7.0)